Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Investment			$ 1,105,540
Recognized gain and losses on financial assets	$ 548,944	$ 78,128